Long Term Borrowings (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of maturities of long-term borrowings
Due in 2013
Due in 2014
Due in 2015
Due in 2016	11,102
Due in 2017	32,332
Thereafter	136,996
Total long-term debt	180,430	140,101
Fixed Rate [Member]
Schedule of maturities of long-term borrowings
Due in 2013
Due in 2014
Due in 2015
Due in 2016	11,102
Due in 2017	32,332
Thereafter	57,444
Total long-term debt	100,878
Floating Rate [Member]
Schedule of maturities of long-term borrowings
Due in 2013
Due in 2014
Due in 2015
Due in 2016
Due in 2017
Thereafter	79,552
Total long-term debt	$ 79,552